PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 34.8%
979,556
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.633%,
01/25/2045 $ 753,644
0.1
452,590
(1)(2)
Agate Bay Mortgage
Trust 2015-3 B4,
3.486%,
04/25/2045 388,055
0.1
509,569
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.496%,
06/25/2045 392,414
0.1
485,293
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.659%,
12/25/2045 419,325
0.1
646,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.659%,
12/25/2045 475,368
0.1
744,346
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.759%,
03/25/2046 679,940
0.1
998,319
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.759%,
03/25/2046 739,851
0.1
2,096,556
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 1,896,145
0.2
1,048,278
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 970,954
0.1
258,036
(1)
Alternative Loan Trust
2004-32CB 2A2,
5.500%, (TSFR1M +
0.514%),
02/25/2035 235,775
0.0
366,546
(1)
Alternative Loan Trust
2004-J7 M1, 5.189%,
(TSFR1M + 1.134%),
10/25/2034 358,713
0.1
238,499
(1)
Alternative Loan Trust
2005-31 1A1, 6.020%,
(TSFR1M + 0.674%),
08/25/2035 216,259
0.0
191,060  Alternative Loan Trust
2005-65CB 1A3,
5.500%,
01/25/2036 124,528
0.0
345,068
(1)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 263,478
0.0
251,409
(1)
Alternative Loan Trust
2006-19CB A12,
5.860%, (TSFR1M +
0.514%),
08/25/2036 116,320
0.0
577,751  Alternative Loan
Trust 2006-20CB A9,
6.000%,
07/25/2036 238,653
0.0
360,222
(1)
Alternative Loan Trust
2007-18CB 1A7,
5.930%, (TSFR1M +
0.584%),
08/25/2037 118,244
0.0
825,711
(1)
Alternative Loan Trust
2007-OA4 A1, 5.800%,
(TSFR1M + 0.454%),
05/25/2047 691,168
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
576,176
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 $ 535,258
0.1
1,315,361
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.483%,
11/25/2051 1,074,858
0.1
1,380,943
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.401%,
12/25/2051 1,103,940
0.1
1,684,910
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.388%,
10/25/2051 1,358,698
0.2
62,855
(1)
Bear Stearns ALT-A
Trust 2005-10 21A1,
4.420%,
01/25/2036 58,399
0.0
106,388
(1)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.310%,
05/25/2035 99,169
0.0
194,670
(1)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.805%,
09/25/2035 154,878
0.0
773,168
(1)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.083%,
11/25/2035 417,932
0.1
1,901,239
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-1 A9, 6.500%,
01/25/2055 1,898,893
0.2
2,474,549
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 A9, 6.000%,
03/25/2055 2,445,157
0.3
1,995,035
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.238%,
03/25/2055 1,930,523
0.2
2,000,000
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 A9A, 6.000%,
05/25/2055 1,968,594
0.2
4,512,000
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.142%,
05/25/2055 4,606,690
0.6
89,684
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.440%,
09/25/2036 76,096
0.0
34,026
(1)
Chase Mortgage
Finance Trust Series
2007-A1 1A2, 6.181%,
02/25/2037 32,697
0.0
185,007
(1)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 4.712%,
11/25/2034 166,395
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
422,879  CHL Mortgage Pass-
Through Trust 2006-1
A2, 6.000%,
03/25/2036 $ 223,502
0.0
341,468  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 162,386
0.0
377,436
(1)(2)
CIM Trust 2018-
INV1 A10, 4.000%,
08/25/2048 343,293
0.0
40,171
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 37,564
0.0
226,813
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 197,656
0.0
1,216,894
(1)(2)
CIM Trust 2019-
INV3 B1A, 4.678%,
08/25/2049 1,115,950
0.1
832,786
(1)(2)
CIM Trust 2019-J1 B3,
3.934%,
08/25/2049 737,421
0.1
500,000
(1)(2)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 445,832
0.1
909,328
(1)(2)
CIM Trust 2020-J1 B3,
3.434%,
07/25/2050 743,664
0.1
903,896
(1)(2)
CIM Trust 2020-J2 B2,
2.756%,
01/25/2051 712,192
0.1
1,197,920
(1)(2)
CIM Trust 2020-J2 B3,
2.756%,
01/25/2051 929,673
0.1
207,665
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.439%,
03/25/2036 154,558
0.0
193,222
(1)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.560%,
09/25/2037 170,113
0.0
546,022
(1)(2)
Citigroup Mortgage
Loan Trust 2013-
7 2A2, 5.095%,
08/25/2036 496,752
0.1
1,002,237
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.859%,
09/25/2051 793,142
0.1
300,017  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 295,458
0.0
119,842  CitiMortgage Alternative
Loan Trust Series
2007-A6 1A10,
6.000%,
06/25/2037 99,009
0.0
794,203
(1)(2)
COLT Mortgage Loan
Trust 2022-5 A1,
4.550%,
04/25/2067 787,858
0.1
702,593
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.550%,
(SOFR30A + 4.214%),
07/25/2039 736,707
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,026,670
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.100%,
(SOFR30A + 3.764%),
02/25/2040 $ 2,155,563
0.3
2,445,981
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.485%,
(SOFR30A + 3.150%),
12/25/2041 2,533,299
0.3
1,048,278
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 9.835%,
(SOFR30A + 4.500%),
01/25/2042 1,104,951
0.1
122,701
(1)(2)
CSMC Trust 2013-IVR3
B3, 3.407%,
05/25/2043 114,795
0.0
174,874
(1)(2)
CSMC Trust 2013-IVR5
B3, 3.619%,
10/25/2043 164,704
0.0
216,111
(1)(2)
CSMC Trust 2014-IVR1
B3, 3.606%,
11/25/2043 202,316
0.0
197,489
(1)(2)
CSMC Trust 2014-IVR2
B3, 3.800%,
04/25/2044 187,854
0.0
289,440
(1)(2)
CSMC Trust 2014-IVR3
B3, 4.009%,
07/25/2044 271,621
0.0
488,195
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 459,094
0.1
1,000,000
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 627,074
0.1
1,397,704
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 1,050,326
0.1
293,566
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.596%,
06/27/2037 243,843
0.0
1,397,704
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.450%, (SOFR30A +
3.114%),
01/25/2040 1,440,185
0.2
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
8.435%, (SOFR30A +
3.100%),
10/25/2041 2,061,145
0.3
698,852
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.635%, (SOFR30A +
3.300%),
11/25/2041 724,444
0.1
3,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
12.335%, (SOFR30A +
7.000%),
04/25/2042 3,293,854
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,088,283
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
10.885%, (SOFR30A +
5.550%),
01/25/2043 $ 4,532,088
0.6
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
8.585%, (SOFR30A +
3.250%),
09/25/2043 1,052,616
0.1
1,600,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B1,
8.035%, (SOFR30A +
2.700%),
01/25/2044 1,634,913
0.2
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
9.335%, (SOFR30A +
4.000%),
01/25/2044 518,428
0.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1M2,
7.135%, (SOFR30A +
1.800%),
01/25/2044 1,015,200
0.1
850,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
9.035%, (SOFR30A +
3.700%),
02/25/2044 871,455
0.1
4,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
8.135%, (SOFR30A +
2.800%),
03/25/2044 4,030,131
0.5
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
7.524%, (SOFR30A +
2.200%),
05/25/2044 2,009,676
0.3
644,081
(1)(2)
Figure Line of Credit
Trust 2020-1 A,
4.040%,
09/25/2049 581,482
0.1
852,453
(1)(2)
Flagstar Mortgage Trust
2018-2 B2, 4.005%,
04/25/2048 757,527
0.1
921,151
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.148%,
07/25/2048 821,142
0.1
858,963
(1)(2)
Flagstar Mortgage Trust
2018-5 B3, 4.442%,
09/25/2048 762,738
0.1
860,908
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.934%,
10/25/2048 815,094
0.1
260,296
(1)(2)
Flagstar Mortgage
Trust 2019-1INV A15,
3.500%,
10/25/2049 227,405
0.0
3,599,233
(1)(2)
Flagstar Mortgage
Trust 2019-1INV B2A,
4.520%,
10/25/2049 3,188,944
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
900,485
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 3.998%,
12/25/2049 $ 788,501
0.1
3,204,026
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.203%,
03/25/2050 2,815,749
0.4
1,596,903
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.203%,
03/25/2050 1,389,475
0.2
533,059
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.985%,
(SOFR30A + 1.650%),
01/25/2034 536,686
0.1
1,825,522
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 8.735%,
(SOFR30A + 3.400%),
10/25/2041 1,893,199
0.2
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 8.985%,
(SOFR30A + 3.650%),
11/25/2041 2,190,434
0.3
3,494,259
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.085%,
(SOFR30A + 3.750%),
12/25/2041 3,623,755
0.5
6,988,518
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.735%,
(SOFR30A + 3.400%),
01/25/2042 7,222,851
0.9
6,604,150
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 10.085%,
(SOFR30A + 4.750%),
02/25/2042 7,054,475
0.9
3,494,259
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.735%,
(SOFR30A + 2.400%),
02/25/2042 3,585,258
0.4
3,843,685
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.085%,
(SOFR30A + 3.750%),
02/25/2042 4,041,893
0.5
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 10.585%,
(SOFR30A + 5.250%),
05/25/2042 2,293,974
0.3
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 8.685%,
(SOFR30A + 3.350%),
11/25/2043 2,653,076
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
405,496
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 $ 379,940
0.1
31,733
(1)(2)
Galton Funding
Mortgage Trust
2019-1 A21, 4.500%,
02/25/2059 30,071
0.0
919,107
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 853,573
0.1
1,132,007
(1)(2)
GCAT Trust 2022-INV3
B1, 4.616%,
08/25/2052 998,551
0.1
2,230,275
(1)(2)
GCAT Trust 2023-
NQM1 A2, 4.250%,
10/25/2057 2,049,358
0.3
2,415,486
(1)(2)
GCAT Trust 2024-INV2
B3, 7.409%,
06/25/2054 2,500,666
0.3
138,242
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 121,142
0.0
235,012
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 205,707
0.0
552,997
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 483,077
0.1
1,417,961
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.631%,
05/25/2050 1,186,087
0.2
802,846
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.042%,
08/25/2049 682,664
0.1
61,910
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 56,796
0.0
884,841
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.372%,
11/25/2049 808,174
0.1
75,044
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 67,889
0.0
866,731
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.945%,
03/25/2050 775,291
0.1
2,295,138
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.945%,
03/25/2050 2,053,002
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,966,417
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.945%,
03/25/2050 $ 1,748,639
0.2
1,192,599
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.648%,
08/25/2051 912,438
0.1
941,196
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.378%,
04/25/2052 755,111
0.1
943,599
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.378%,
04/25/2052 728,013
0.1
2,884,123
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.989%,
10/25/2052 2,285,187
0.3
2,015,632
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 1,650,023
0.2
3,582,684
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ5 B2, 6.796%,
02/25/2054 3,614,907
0.5
1,590,775
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.254%,
06/25/2054 1,658,701
0.2
91,322
(1)
GSR Mortgage Loan
Trust 2005-AR5 2A3,
4.931%,
10/25/2035 48,292
0.0
148,553
(1)
GSR Mortgage Loan
Trust 2006-AR1 2A1,
4.619%,
01/25/2036 133,891
0.0
590,363
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 5.833%, (TSFR1M
+ 0.494%),
09/19/2037 482,895
0.1
1,655,537
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.312%,
12/25/2051 1,344,454
0.2
1,048,278
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 756,848
0.1
1,503,473
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.880%, (TSFR1M +
0.534%),
02/25/2046 1,028,192
0.1
30,841
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.952%,
08/25/2049 28,672
0.0
21,203
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.952%,
08/25/2049 19,729
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
886,141
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.397%,
08/25/2049 $ 813,098
0.1
886,141
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.397%,
08/25/2049 808,393
0.1
563,133
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.579%,
06/25/2049 523,252
0.1
988,147
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.153%,
05/25/2052 757,512
0.1
1,123,216
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.092%,
07/25/2052 870,264
0.1
2,688,028
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.303%,
11/25/2052 2,156,322
0.3
2,022,375
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A15B,
5.500%,
07/25/2053 1,951,985
0.2
1,806,607
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.710%,
07/25/2053 1,697,956
0.2
3,143,543
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 B3,
6.685%,
06/25/2054 3,134,623
0.4
430,384  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 204,030
0.0
81,814
(1)
JP Morgan Mortgage
Trust 2007-A3 1A1,
4.614%,
05/25/2037 67,993
0.0
923,313  JP Morgan Mortgage
Trust 2007-S1 2A22,
5.750%,
03/25/2037 341,007
0.0
703,447
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.686%,
01/25/2044 591,463
0.1
786,000
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B4,
2.725%,
10/25/2029 680,276
0.1
1,264,067
(1)(2)
JP Morgan Mortgage
Trust 2015-4 B4,
3.532%,
06/25/2045 890,263
0.1
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.795%,
05/25/2046 729,391
0.1
2,127,691
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.449%,
01/25/2047 1,840,759
0.2
756,357
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.766%,
08/25/2047 686,932
0.1
855,848
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.870%,
11/25/2048 757,362
0.1
870,766
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.778%,
12/25/2048 763,782
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
948,562
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.705%,
09/25/2048 $ 832,882
0.1
1,344,040
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.705%,
09/25/2048 1,176,825
0.2
928,032
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B1,
3.711%,
10/25/2048 819,249
0.1
1,356,072
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.711%,
10/25/2048 1,193,814
0.2
257,255
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 224,249
0.0
1,212,134
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B1,
4.041%,
01/25/2049 1,084,713
0.1
867,232
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.041%,
01/25/2049 771,457
0.1
870,423
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.250%,
02/25/2049 786,126
0.1
872,203
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B3,
4.250%,
02/25/2049 783,215
0.1
83,601
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 77,242
0.0
1,293,112
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B2,
4.467%,
11/25/2049 1,181,046
0.2
901,322
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B1,
4.272%,
12/25/2049 818,525
0.1
1,259,782
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B2,
4.272%,
12/25/2049 1,140,627
0.1
345,698
(1)(2)
JP Morgan Mortgage
Trust 2019-7 A15,
3.474%,
02/25/2050 302,006
0.0
1,856,645
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.220%,
02/25/2050 1,568,873
0.2
316,018
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 276,424
0.0
1,880,320
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.421%,
03/25/2050 1,574,544
0.2
2,029,229
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.895%,
10/25/2049 1,949,933
0.2
1,089,596
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.928%,
10/25/2049 1,022,062
0.1
350,691
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 311,600
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
151,966
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A3,
3.500%,
02/25/2050 $ 136,246
0.0
2,239,044
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.366%,
05/25/2050 1,968,110
0.2
1,202,401
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.662%,
12/25/2049 1,128,520
0.1
1,202,401
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.662%,
12/25/2049 1,119,576
0.1
8,239
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A15,
3.500%,
03/25/2050 7,943
0.0
33,481
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.500%,
03/25/2050 32,276
0.0
919,820
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.368%,
03/25/2050 830,029
0.1
1,607,045
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.368%,
03/25/2050 1,436,104
0.2
988,229
(1)(2)
JP Morgan Mortgage
Trust 2020-4 B1,
3.643%,
11/25/2050 844,919
0.1
1,591,823
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 1,355,523
0.2
944,407
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.501%,
03/25/2051 800,825
0.1
38,280
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 37,313
0.0
1,050,819
(1)(2)
JP Morgan Mortgage
Trust 2021-10 B2,
2.805%,
12/25/2051 814,315
0.1
4,625,126
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.863%,
10/25/2051 3,545,413
0.4
811,472
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 638,280
0.1
1,948,761
(1)(2)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 1,946,113
0.2
487,607
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
A9, 6.500%,
10/25/2054 489,383
0.1
1,996,133
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.215%,
10/25/2054 2,086,463
0.3
3,992,267
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.215%,
10/25/2054 4,118,772
0.5
601,994
(1)(2)
JP Morgan Trust
2015-1 B3, 6.646%,
12/25/2044 579,055
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
358,657
(1)(2)
JP Morgan Trust
2015-3 B3, 3.590%,
05/25/2045 $ 327,664
0.0
866,534
(1)(2)
JP Morgan Trust
2015-3 B4, 3.590%,
05/25/2045 649,482
0.1
37,724
(1)
Lehman XS Trust
Series 2005-5N 3A1B,
6.153%, (12MTA +
1.000%),
11/25/2035 37,141
0.0
1,296,306
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.318%,
10/25/2048 1,187,015
0.2
928,585
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.903%,
07/01/2051 720,955
0.1
1,660,115
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.319%,
03/25/2052 1,316,544
0.2
277,750
(1)(2)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 255,197
0.0
2,438,294
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,832,195
0.2
900,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 842,790
0.1
1,257,933
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.708%,
09/25/2057 1,126,363
0.1
116,098  Morgan Stanley
Mortgage Loan Trust
2005-10 4A1, 5.500%,
12/25/2035 67,909
0.0
900,000
(1)
Morgan Stanley
Mortgage Loan Trust
2005-5AR 1B1,
7.260%, (TSFR1M +
1.914%),
09/25/2035 899,904
0.1
4,007,832
(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B2,
7.199%,
03/25/2054 4,190,414
0.5
3,773,374
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.199%,
03/25/2054 3,853,393
0.5
1,051,790
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 1,002,183
0.1
2,655,637
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 8.685%,
(SOFR30A + 3.350%),
04/25/2034 2,710,442
0.3
23,874
(1)(2)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 22,906
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
122,639
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 $ 108,843
0.0
122,573
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 111,023
0.0
262,663
(1)(2)
OBX Trust 2020-
EXP3 1A9, 3.000%,
01/25/2060 226,440
0.0
296,803
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 258,519
0.0
942,856
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 740,776
0.1
2,541,127
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.973%,
10/25/2051 1,996,486
0.3
1,078,597
(1)(2)
Provident Funding
Mortgage Trust 2020-1
B3, 3.245%,
02/25/2050 881,917
0.1
7,558
(1)(2)
PSMC Trust 2019-2
A1, 3.500%,
10/25/2049 7,498
0.0
193,555
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 179,519
0.0
1,561,733
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 8.035%,
(SOFR30A + 2.700%),
12/27/2033 1,582,187
0.2
102,372
(1)(2)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 89,490
0.0
872,604
(1)(2)
RCKT Mortgage Trust
2019-1 B1A, 3.877%,
09/25/2049 768,126
0.1
891,874
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.877%,
09/25/2049 781,972
0.1
1,279,882
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.465%,
02/25/2050 1,100,479
0.1
231,527
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 216,689
0.0
272,951
(1)(2)
Sequoia Mortgage Trust
2015-3 B3, 3.725%,
07/25/2045 195,905
0.0
1,173,475
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.557%,
02/25/2047 1,060,346
0.1
1,632,274
(1)(2)
Sequoia Mortgage Trust
2017-5 B3, 3.783%,
08/25/2047 1,441,404
0.2
795,759
(1)(2)
Sequoia Mortgage
Trust 2017-CH1 B2B,
4.506%,
08/25/2047 742,000
0.1
895,517
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.257%,
06/25/2049 805,242
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
327,255
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 $ 284,364
0.0
440,945
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.708%,
12/25/2049 386,565
0.1
440,945
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.708%,
12/25/2049 382,894
0.1
503,046
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.910%,
03/25/2049 486,513
0.1
1,106,007
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.775%,
08/25/2049 1,056,967
0.1
641,921
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 587,678
0.1
1,933,529
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.503%,
09/25/2049 1,781,611
0.2
1,138,598
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.503%,
09/25/2049 1,058,242
0.1
912,168
(1)(2)
Sequoia Mortgage Trust
2020-2 B2, 3.635%,
03/25/2050 782,798
0.1
1,592,678
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.635%,
03/25/2050 1,354,165
0.2
1,280,505
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.315%,
04/25/2050 1,064,503
0.1
1,656,272
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.864%,
11/25/2051 1,311,099
0.2
1,396,401
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.131%,
01/25/2053 1,287,694
0.2
989,768
(1)(2)
Sequoia Mortgage Trust
2023-3 B3, 6.222%,
09/25/2053 957,520
0.1
929,154
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
12/25/2053 911,890
0.1
3,282,161
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 3,221,176
0.4
3,833,052
(2)
Sequoia Mortgage Trust
2024-4 A19, 6.000%,
05/25/2054 3,780,517
0.5
1,447,000
(1)(2)
Sequoia Mortgage Trust
2024-6 B4, 6.604%,
07/27/2054 1,302,422
0.2
862,127
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.643%,
10/25/2047 765,396
0.1
686,916
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 604,786
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,096,556
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 $ 1,783,320
0.2
1,397,704
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 1,252,245
0.2
1,747,130
(2)
Starwood Mortgage
Residential Trust 2020-
INV1 M1, 2.501%,
11/25/2055 1,527,811
0.2
46,976
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.988%,
03/25/2035 42,090
0.0
2,559,742
(1)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 573,353
0.1
768,737
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.882%,
11/25/2057 748,815
0.1
991,850
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.222%,
12/25/2051 782,058
0.1
3,242,342
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.233%,
01/25/2052 2,581,113
0.3
663,120
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 557,445
0.1
396,979
(1)(2)
Verus Securitization
Trust 2021-6 A1,
1.630%,
10/25/2066 331,669
0.0
69,452
(1)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.321%,
10/20/2035 66,572
0.0
90,102
(1)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A2,
6.321%,
10/20/2035 86,365
0.0
228,057
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.209%,
12/25/2036 197,428
0.0
322,470
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
6.099%,
07/25/2034 298,956
0.0
261,505
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.265%,
06/25/2034 245,925
0.0
182,270
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.440%,
(TSFR1M + 1.094%),
10/25/2045 171,006
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,040
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR16 1A1, 4.824%,
12/25/2035 $ 150,362
0.0
192,833
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.003%,
11/25/2036 161,460
0.0
579,156
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 1A1, 4.256%,
12/25/2036 504,870
0.1
279,089
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.355%,
12/25/2036 236,745
0.0
184,074
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 2A3, 4.226%,
02/25/2037 161,294
0.0
342,316
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 3A2, 4.171%,
02/25/2037 281,370
0.0
277,235  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 244,098
0.0
87,329  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-7 1A4, 5.500%,
09/25/2035 74,864
0.0
335,189  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 293,100
0.0
448,204
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 5.920%, (TSFR1M
+ 0.574%),
01/25/2047 402,643
0.1
82,441  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 69,051
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
425,507
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.656%,
07/25/2047 $ 368,133
0.1
46,240
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.170%,
04/25/2036 42,925
0.0
314,385
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 5.968%,
12/28/2037 268,948
0.0
156,316
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-3 A17, 3.500%,
07/25/2049 137,536
0.0
1,355,482
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.375%,
12/25/2049 1,131,286
0.1
983,431
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.160%,
07/25/2050 840,490
0.1
1,186,071
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.705%,
12/25/2050 865,207
0.1
Total Collateralized
Mortgage Obligations
(Cost $305,475,104)
283,444,918
34.8
COMMERCIAL MORTGAGE-BACKED SECURITIES : 34.2%
1,803,038
(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 1,188,833
0.1
3,947,814
(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 2,372,444
0.3
2,000,000
(2)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2029 2,031,385
0.3
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
7.276%, (TSFR1M +
1.947%),
12/15/2036 479,750
0.1
1,537,474
(2)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 1,079,407
0.1
7,060,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.636%,
05/15/2050 240,617
0.0
14,780,716
(1)(2)(3)
BANK 2017-BNK8 XE,
1.430%,
11/15/2050 547,241
0.1
9,363,500
(1)(2)(3)
BANK 2018-BN12 XD,
1.536%,
05/15/2061 443,109
0.1
10,873,794
(1)(3)
BANK 2019-BN19 XA,
1.072%,
08/15/2061 402,440
0.1
36,732,606
(1)(3)
BANK 2020-BN27 XA,
1.264%,
04/15/2063 1,834,254
0.2
12,187,427
(1)(3)
BANK 2020-BN30 XA,
1.392%,
12/15/2053 734,461
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
30,916,659
(1)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.679%,
08/15/2052 $ 1,749,462
0.2
103,000,000
(1)(2)(3)
BBCCRE Trust 2015-
GTP XB, 0.306%,
08/10/2033 210,980
0.0
6,530,115
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.402%,
07/15/2054 399,227
0.1
8,000,000
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B4 XD,
1.750%,
07/15/2051 449,488
0.1
13,253,026
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 654,661
0.1
47,181,823
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.560%,
05/15/2053 632,593
0.1
11,776,705
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.385%,
03/15/2062 536,716
0.1
1,000,000
(1)
Benchmark Mortgage
Trust 2019-B13 C,
3.839%,
08/15/2057 838,751
0.1
10,418,134
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.398%,
12/15/2062 625,559
0.1
1,350,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 846,010
0.1
3,220,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
2.159%,
03/15/2052 240,705
0.0
12,469,715
(1)(3)
Benchmark Mortgage
Trust 2020-B17 XA,
1.535%,
03/15/2053 589,339
0.1
5,115,479
(2)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 4,727,200
0.6
15,239,532
(1)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.908%,
07/15/2053 901,789
0.1
7,177,995
(1)(3)
Benchmark Mortgage
Trust 2020-B20 XA,
1.721%,
10/15/2053 441,644
0.1
11,087,765
(1)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.623%,
01/15/2054 815,592
0.1
12,786,059
(1)(3)
Benchmark Mortgage
Trust 2021-B23 XA,
1.370%,
02/15/2054 706,880
0.1
23,935,827
(1)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.205%,
04/15/2054 1,200,591
0.2
4,911,613
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.380%,
08/15/2054 304,648
0.0
4,598,445
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 3,364,641
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,341,154
(2)(4)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 $ 1,635,735
0.2
5,887,827
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.445%,
05/25/2052 4,533,054
0.6
1,679,341
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 7.275%,
(TSFR1M + 1.946%),
04/15/2034 1,635,660
0.2
700,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.614%,
(TSFR1M + 2.285%),
10/15/2036 686,741
0.1
2,922,704
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.843%,
(TSFR1M + 2.514%),
09/15/2036 2,877,337
0.4
1,421,895
(1)(2)
BX Commercial
Mortgage Trust 2021-
XL2 D, 6.840%,
(TSFR1M + 1.511%),
10/15/2038 1,393,327
0.2
3,300,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 8.470%,
(TSFR1M + 3.141%),
06/15/2027 3,313,578
0.4
1,350,000
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 8.918%,
(TSFR1M + 3.589%),
12/09/2040 1,356,405
0.2
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING D, 7.819%,
(TSFR1M + 2.490%),
05/15/2034 1,000,685
0.1
1,000,000
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 8.019%,
(TSFR1M + 2.690%),
02/15/2039 994,000
0.1
1,477,436
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 D, 8.468%,
(TSFR1M + 3.140%),
02/15/2039 1,478,183
0.2
1,438,474
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL5 C, 7.270%,
(TSFR1M + 1.941%),
03/15/2041 1,428,993
0.2
1,000,000
(1)(2)
BX Trust 2018-GW C,
6.846%, (TSFR1M +
1.517%),
05/15/2035 995,785
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,800,000
(1)(2)
BX Trust 2021-ARIA F,
8.037%, (TSFR1M +
2.708%),
10/15/2036 $ 2,738,775
0.3
2,017,474
(1)(2)
BX Trust 2021-RISE
D, 7.193%, (TSFR1M +
1.864%),
11/15/2036 1,978,801
0.2
2,307,003
(1)(2)
BX Trust 2021-SDMF
E, 7.030%, (TSFR1M +
1.701%),
09/15/2034 2,241,518
0.3
2,000,000
(1)(2)
BX Trust 2022-LBA6
E, 8.029%, (TSFR1M +
2.700%),
01/15/2039 1,993,365
0.2
500,000
(1)(2)
BX Trust 2022-VAMF
F, 8.628%, (TSFR1M +
3.299%),
01/15/2039 489,105
0.1
2,250,000
(1)(2)
BX Trust 2023-DELC
A, 8.019%, (TSFR1M +
2.690%),
05/15/2038 2,260,577
0.3
3,090,000
(1)(2)
BXSC Commercial
Mortgage Trust 2022-
WSS B, 7.421%,
(TSFR1M + 2.092%),
03/15/2035 3,070,306
0.4
1,250,000
(1)(2)
Cantor Commercial
Real Estate Lending
2019-CF3 D, 2.500%,
01/15/2053 796,336
0.1
12,262,193
(1)(3)
CD Mortgage Trust
2019-CD8 XA, 1.537%,
08/15/2057 645,573
0.1
22,500,456
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2014-
GC19 XD, 1.393%,
03/11/2047 70,397
0.0
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 872,071
0.1
2,956,842
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 E, 4.845%,
07/10/2049 1,679,842
0.2
1,404,692
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-P4 F, 4.845%,
07/10/2049 436,178
0.1
3,599,087
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 D, 3.000%,
10/10/2049 1,987,762
0.2
14,434,785
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.398%,
09/15/2050 494,580
0.1
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2021-
PRM2 D, 7.343%,
(TSFR1M + 2.014%),
10/15/2038 987,606
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,100,000
(2)
Citigroup Commercial
Mortgage Trust 2023-
PRM3 C, 6.572%,
07/10/2028 $ 4,068,022
0.5
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
10/12/2040 967,934
0.1
1,565,428
(1)(2)
Citigroup COmmercial
Mortgage Trust
2018-C6 D, 5.227%,
11/10/2051 1,040,085
0.1
1,965,981
(1)(2)
Cold Storage Trust
2020-ICE5 F, 8.934%,
(TSFR1M + 3.607%),
11/15/2037 1,966,043
0.2
1,523,000
(1)
COMM Mortgage
Trust 2017-COR2 C,
4.741%,
09/10/2050 1,314,125
0.2
1,271,910
(1)(2)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 1,211,198
0.2
16,406,000
(1)(2)(3)
CSAIL Commercial
Mortgage Trust 2017-
CX10 XE, 0.963%,
11/15/2050 452,627
0.1
2,360,000
(1)
CSAIL Commercial
Mortgage Trust 2018-
CX12 B, 4.614%,
08/15/2051 2,161,228
0.3
2,250,000  DBJPM Mortgage Trust
2016-C3 B, 3.264%,
08/10/2049 2,039,442
0.3
1,000,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 874,033
0.1
3,500,000
(1)(2)
DK Trust 2024-SPBX
D, 8.079%, (TSFR1M +
2.750%),
03/15/2034 3,487,885
0.4
2,723,383
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.293%, (TSFR1M +
2.964%),
07/15/2038 2,722,054
0.3
13,417,465
(2)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.769%,
03/25/2038 655,240
0.1
3,369,776
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1515 X1, 1.635%,
02/25/2035 369,386
0.0
9,060,761
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.094%,
08/25/2036 721,579
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,401,996
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KG01 X3, 3.230%,
05/25/2029 $ 1,943,673
0.2
3,378,024
(2)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 2,729,262
0.3
48,958,913
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 70,249
0.0
12,250,292
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 22,623
0.0
449,682
(2)(4)
FREMF Mortgage Trust
2018-K156 C, 0.000%,
07/25/2036 201,728
0.0
29,094,727
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 68,818
0.0
3,260,000
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 11,568
0.0
1,396,556
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 1,108,023
0.1
5,187,577
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 3,995,814
0.5
7,790,101
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 5,869,306
0.7
5,604,792
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 4,174,087
0.5
1,000,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 797,441
0.1
6,944,491
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.000%,
11/27/2050 5,698,596
0.7
3,644,248
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 2,551,610
0.3
2,687,784
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 2,630,912
0.3
2,736,005
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 2,521,074
0.3
2,689,881
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 2,614,917
0.3
2,735,306
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 2,487,782
0.3
4,952,763
(2)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.393%,
09/27/2051 3,910,302
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,770,306
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 $ 3,590,334
0.4
4,582,372
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 4,333,310
0.5
3,727,676
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.007%,
09/27/2051 3,418,220
0.4
3,163,003
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 2,114,755
0.3
3,768,209
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 3,568,360
0.4
3,725,579
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 3,304,947
0.4
855,000
(1)(2)
Great Wolf Trust 2024-
WOLF A, 6.871%,
(TSFR1M + 1.542%),
03/15/2039 854,515
0.1
1,400,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2023-FUN
C, 8.718%, (TSFR1M +
3.389%),
03/15/2028 1,406,227
0.2
5,417,256
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.171%,
02/10/2052 206,437
0.0
1,516,508
(2)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 1,054,343
0.1
11,635,394
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.262%,
07/10/2052 481,641
0.1
1,257,933
(2)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 784,784
0.1
500,000
(2)
GS Mortgage Securities
Trust 2021-GSA3 E,
2.250%,
12/15/2054 290,551
0.0
2,500,000
(1)(2)
GSMS Trustair 2024-
FAIR C, 7.120%,
07/15/2029 2,485,224
0.3
3,700,000
(1)(2)
GWT 2024-WLF2 D,
8.268%, (TSFR1M +
2.939%),
05/15/2041 3,710,775
0.5
3,000,000
(1)(2)
Hawaii Hotel Trust
2019-MAUI E, 7.786%,
(TSFR1M + 2.457%),
05/15/2038 2,988,717
0.4
1,187,195
(1)(2)
HIT Trust 2022-HI32
B, 8.518%, (TSFR1M +
3.189%),
07/15/2024 1,186,837
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,750,000
(1)(2)
HLTN Commercial
Mortgage Trust 2024-
DPLO D, 8.668%,
(TSFR1M + 3.339%),
06/15/2041 $ 2,750,671
0.3
2,000,000
(1)(2)
INTOWN Mortgage
Trust 2022-STAY B,
8.615%, (TSFR1M +
3.286%),
08/15/2039 2,008,026
0.2
4,100,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.394%,
01/05/2034 3,754,697
0.5
1,000,000  JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP2 B, 3.460%,
08/15/2049 881,482
0.1
2,143,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC F, 8.643%,
(TSFR1M + 3.314%),
04/15/2038 2,126,175
0.3
22,487,488
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 XC,
1.212%,
11/15/2045 230,280
0.0
1,000,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2014-C25 B,
4.347%,
11/15/2047 915,098
0.1
46,979,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XD,
0.500%,
01/15/2048 76,688
0.0
34,428,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XE,
0.498%,
01/15/2048 63,750
0.0
1,000,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 953,057
0.1
1,500,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 C,
4.326%,
05/15/2048 1,380,028
0.2
1,500,000
(1)(2)
JW Commercial
Mortgage Trust 2024-
MRCO A, 6.941%,
(TSFR1M + 1.621%),
06/15/2039 1,497,088
0.2
2,250,000
(1)(2)
KSL Commercial
Mortgage Trust
2023-HT C, 8.767%,
(TSFR1M + 3.439%),
12/15/2036 2,256,972
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,875,000
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 9.517%,
(TSFR1M + 4.188%),
03/15/2036 $ 1,879,616
0.2
863,262
(1)(2)
MCR Mortgage Trust
2024-HTL D, 9.234%,
(TSFR1M + 3.905%),
02/15/2037 868,194
0.1
1,990,447
(1)(2)
Med Trust 2021-MDLN
F, 9.443%, (TSFR1M +
4.114%),
11/15/2038 1,993,383
0.2
1,677,753
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 8.044%,
(TSFR1M + 2.715%),
04/15/2038 1,662,167
0.2
800,000
(1)(2)
MHC Trust 2021-MHC2
E, 7.393%, (TSFR1M +
2.064%),
05/15/2038 787,026
0.1
2,279,035
(1)(2)
MHP 2022-MHIL F,
8.588%, (TSFR1M +
3.259%),
01/15/2027 2,253,837
0.3
14,257,281
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.992%,
12/15/2050 343,282
0.0
10,870,640
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.732%,
12/15/2050 507,606
0.1
1,111,174
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 609,750
0.1
27,100,253
(1)(3)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.430%,
07/15/2052 1,267,406
0.2
6,586,500
(1)(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XD,
1.539%,
07/15/2052 382,369
0.0
1,530,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL B, 7.226%,
(TSFR1M + 1.896%),
03/15/2039 1,513,533
0.2
1,516,508
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 1,413,078
0.2
6,988,518
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 5,810,254
0.7
11,237,538
(2)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 9,774,261
1.2
9,525,351
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 8,317,770
1.0
12,070,440
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.250%,
03/01/2050 10,459,920
1.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,501,248
(2)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 $ 2,982,593
0.4
4,402,767
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 3,494,038
0.4
2,320,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 2,061,341
0.3
2,500,000
(1)(2)
SMRT 2022-MINI F,
8.679%, (TSFR1M +
3.350%),
01/15/2039 2,380,665
0.3
2,000,000
(1)(2)
TX Trust 2024-HOU A,
6.910%, (TSFR1M +
1.591%),
06/15/2039 1,986,273
0.2
14,653,047
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.687%,
04/15/2052 783,213
0.1
4,969,645
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2014-LC18 XA,
1.152%,
12/15/2047 9,072
0.0
16,657,000
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XE,
1.392%,
09/15/2058 215,574
0.0
16,657,000
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XFG,
1.392%,
09/15/2058 215,270
0.0
3,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.314%,
12/15/2049 2,616,917
0.3
3,375,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.176%,
12/15/2059 2,846,451
0.4
7,605,000
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-NXS6
XFG, 2.000%,
11/15/2049 283,474
0.0
21,883,984
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
1.004%,
10/15/2050 469,953
0.1
750,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 669,065
0.1
13,814,339
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 XA,
0.921%,
06/15/2051 337,823
0.0
1,380,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 B,
3.034%,
04/15/2054 1,082,914
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,181,046
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.644%,
08/15/2054 $ 1,006,413
0.1
3,700,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C61 D,
2.500%,
11/15/2054 2,469,588
0.3
1,000,000
(1)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 953,084
0.1
2,000,000
(2)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 2,007,605
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $285,768,508)
278,510,125
34.2
ASSET-BACKED SECURITIES : 25.6%
Automobile Asset-Backed Securities : 0.4%
1,642,000  AmeriCredit Automobile
Receivables Trust
2020-2 D, 2.130%,
03/18/2026 1,622,454
0.2
1,650
(2)(4)
Carvana Auto
Receivables Trust
2023-P1 R, 0.000%,
03/11/2030 251,311
0.1
3,334
(2)(4)
Chase Auto Owner
Trust 2024-3A R1,
0.000%,
09/25/2031 1,144,396
0.1
3,018,161
0.4
Home Equity Asset-Backed Securities : 0.3%
561,829
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 431,553
0.1
657,496
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 493,057
0.1
2,299,753
(1)
GSAA Home Equity
Trust 2006-14 A3A,
5.960%, (TSFR1M +
0.614%),
09/25/2036 697,715
0.1
888,632
(1)
GSAA Home Equity
Trust 2007-1 1A1,
5.620%, (TSFR1M +
0.274%),
02/25/2037 245,983
0.0
236,934
(1)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 233,534
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities: (continued)
334,889
(1)
Renaissance Home
Equity Loan Trust
2005-4 A6, 5.749%,
02/25/2036 $ 304,083
0.0
2,405,925
0.3
Other Asset-Backed Securities : 22.1%
1,389,426
(2)
ACHV ABS TRUST
2024-1PL A, 5.900%,
04/25/2031 1,392,034
0.2
1,019,905
(1)(2)(3)(5)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—
4,480,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
7.491%, (TSFR3M +
2.162%),
04/30/2031 4,485,479
0.5
1,350,000
(1)(2)
Apidos CLO XV 2013-
15A CRR, 7.436%,
(TSFR3M + 2.112%),
04/20/2031 1,353,051
0.2
2,650,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.636%, (TSFR3M +
2.312%),
10/20/2030 2,654,489
0.3
761,310
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 734,426
0.1
398,532
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 378,813
0.0
4,053,000
(2)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 3,373,725
0.4
1,917,300
(2)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 1,780,835
0.2
3,958,500
(2)
Atrium XIV LLC
14A A2BR, 2.304%,
08/23/2030 3,626,117
0.4
4,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-2A C,
7.826%, (TSFR3M +
2.500%),
07/15/2037 4,054,312
0.5
3,562,650
(2)
Barings CLO Ltd.
2018-3A B2R, 2.268%,
07/20/2029 3,420,311
0.4
116,140
(1)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
6.148%,
10/25/2036 115,141
0.0
2,968,875
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.479%, (TSFR3M +
2.150%),
04/15/2035 2,971,767
0.4
3,158,738
(2)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 3,001,173
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,150,000
(1)(2)
Carlyle US CLO Ltd.
2023-3A B, 7.929%,
(TSFR3M + 2.600%),
10/15/2036 $ 4,192,338
0.5
5,000,000
(1)(2)
CBAM Ltd. 2019-9A
CR, 8.029%, (TSFR3M
+ 2.700%),
07/15/2037 5,010,395
0.6
2,600,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
7.679%, (TSFR3M +
2.362%),
07/17/2031 2,602,194
0.3
1,500,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 7.533%,
(TSFR3M + 2.200%),
07/21/2037 1,502,555
0.2
1,613,418
(2)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,435,906
0.2
3,461,250
(2)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 2,873,551
0.4
959,818
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 937,432
0.1
1,278,178
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 1,231,038
0.2
905,280
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 826,914
0.1
2,850,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.440%, (TSFR3M +
2.112%),
10/15/2030 2,854,121
0.3
1,556,280
(2)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 1,568,962
0.2
269,474
(1)(2)
HGI CRE CLO Ltd.
2021-FL2 A, 6.443%,
(TSFR1M + 1.114%),
09/17/2036 268,398
0.0
986,980
(1)(2)
HGI CRE CLO Ltd.
2022-FL3 A, 7.033%,
(SOFR30A + 1.700%),
04/20/2037 988,131
0.1
4,450,000
(1)(2)
Invesco US CLO Ltd.
2023-3A B, 7.979%,
(TSFR3M + 2.650%),
07/15/2036 4,494,206
0.6
572,424
(2)
J.G. Wentworth XLI LLC
2018-1A B, 4.700%,
10/15/2074 496,611
0.1
659,544
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 588,054
0.1
750,502
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 632,217
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,109,015
(2)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 $ 822,479
0.1
531,300
(2)
Marlette Funding Trust
2023-1A A, 6.070%,
04/15/2033 531,303
0.1
5,200,000
(2)
Marlette Funding Trust
2023-3A B, 6.710%,
09/15/2033 5,231,764
0.6
910,428
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 809,283
0.1
582,240
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 536,733
0.1
801,488
(2)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 737,800
0.1
438,181
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 383,460
0.0
741,343
(2)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 634,194
0.1
799,984
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 623,957
0.1
1,963,230
(2)
Mosaic Solar Loan Trust
2024-2A B, 6.300%,
04/22/2052 1,912,578
0.2
545,397
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 509,209
0.1
2,114,964
(2)
Mosaic Solar Loans
LLC 2024-1A B,
6.250%,
09/20/2049 2,072,560
0.3
1,850,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 27
Ltd. 2018-27A CR,
4.200%, (TSFR3M +
2.100%),
07/15/2038 1,854,625
0.2
3,135,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 7.603%,
(TSFR3M + 2.270%),
07/20/2037 3,140,047
0.4
1,100,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 7.804%,
(TSFR3M + 2.500%),
04/20/2037 1,105,633
0.1
3,500,000
(1)(2)
OCP CLO Ltd. 2020-
20A CR, 7.743%,
(TSFR3M + 2.450%),
04/18/2037 3,509,114
0.4
4,000,000
(1)(2)
Octagon Investment
Partners 31 Ltd. 2017-
1A DRR, 8.875%,
(TSFR3M + 3.550%),
07/20/2030 4,021,468
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,750,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
7.827%, (TSFR3M +
2.500%),
04/16/2037 $ 3,798,038
0.5
2,474,063
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
D, 10.587%, (TSFR3M
+ 5.262%),
05/20/2029 2,494,917
0.3
3,400,000
(1)(2)
Parallel Ltd. 2023-1A
B, 8.825%, (TSFR3M +
3.500%),
07/20/2036 3,429,067
0.4
1,000,000
(2)
PFS Financing Corp.
2023-A A, 5.800%,
03/15/2028 1,007,068
0.1
6,400,000
(2)
Planet Fitness Master
Issuer LLC 2024-
1A A2II, 6.237%,
06/05/2054 6,399,825
0.8
31,057
(1)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.416%,
01/25/2036 30,631
0.0
950,000
(2)
SoFi Consumer Loan
Program Trust 2021-1
D, 2.040%,
09/25/2030 910,219
0.1
164,929
(2)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 164,909
0.0
600,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
7.838%, (TSFR3M +
2.512%),
10/23/2031 597,337
0.1
4,100,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.885%, (TSFR3M +
2.562%),
04/25/2034 4,103,690
0.5
77,259
(1)
Structured Asset
Securities Corp.
Mortgage Loan Trust
2006-BC5 A4, 5.800%,
(TSFR1M + 0.454%),
12/25/2036 75,188
0.0
808,037
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 700,318
0.1
1,257,343
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 1,091,452
0.1
4,949,164
(2)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 4,087,763
0.5
946,093
(2)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 836,891
0.1
933,688
(2)
Sunnova Helios XI
Issuer LLC 2023-A B,
5.600%,
05/20/2050 919,035
0.1
1,697,510
(2)
Sunnova Helios XII
Issuer LLC 2023-B C,
6.000%,
08/22/2050 1,546,743
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,511,910
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 $ 2,043,483
0.2
2,207,929
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 2,017,104
0.2
2,164,124
(2)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 2,067,194
0.3
4,470,642
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,121,012
0.5
984,343
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 867,697
0.1
7,500,000
(1)(2)
Symphony CLO 43 Ltd.
2024-43A C, 7.877%,
(TSFR3M + 2.550%),
04/15/2037 7,521,210
0.9
885,000
(1)(2)
Symphony CLO XIX
Ltd. 2018-19A C,
7.339%, (TSFR3M +
2.012%),
04/16/2031 883,062
0.1
3,930,000
(2)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 3,226,099
0.4
3,958,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.090%, (TSFR3M +
2.762%),
04/15/2035 3,965,008
0.5
1,170,097
(2)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 1,018,358
0.1
1,712,000
(2)
Trafigura Securitisation
Finance PLC 2021-1A
B, 1.780%,
01/15/2025 1,709,405
0.2
6,800,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,826,764
0.8
1,517,704
(2)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 1,327,060
0.2
1,266,720
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 7.870%,
(TSFR3M + 2.542%),
07/15/2031 1,255,428
0.2
1,400,000
(1)(2)
VERDE CLO Ltd.
2019-1A CR, 7.590%,
(TSFR3M + 2.262%),
04/15/2032 1,403,023
0.2
1,441,766
(2)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 1,239,168
0.2
1,583,400
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 7.539%,
(TSFR3M + 2.212%),
07/18/2031 1,586,921
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,973,266
(2)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 $ 3,622,775
0.4
2,850,000
(2)
Zaxbys Funding LLC
2024-1A A2I, 6.594%,
04/30/2054 2,893,294
0.4
4,451,599
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 3,956,118
0.5
180,024,177
22.1
Student Loan Asset-Backed Securities : 2.8%
129,376
(2)
Commonbond Student
Loan Trust 2016-A B,
4.000%,
05/25/2040 113,891
0.0
307,032
(2)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 282,209
0.0
219,054
(2)
Commonbond Student
Loan Trust 2017-AGS
C, 5.280%,
05/25/2041 203,467
0.0
85,953
(2)
Commonbond Student
Loan Trust 2017-BGS
C, 4.440%,
09/25/2042 74,516
0.0
433,458
(2)
Commonbond Student
Loan Trust 2020-AGS
B, 3.160%,
08/25/2050 375,462
0.1
125,653
(1)(2)
DRB Prime Student
Loan Trust 2017-A B,
3.100%,
05/27/2042 124,999
0.0
118,155
(2)
ELFI Graduate Loan
Program LLC 2018-A
B, 4.000%,
08/25/2042 107,320
0.0
419,029
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 329,119
0.1
437,413
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 423,233
0.1
725,688
(2)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 679,927
0.1
199,106
(2)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 183,447
0.0
2,420
(2)(4)
Navient Private
Education Refi Loan
Trust 2021-DA R,
0.000%,
04/15/2060 1,953,704
0.2
850,000
(2)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 546,922
0.1
1,833,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,597,263
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,000,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 $ 955,456
0.1
1,059,022
(2)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 1,057,298
0.1
1,951,531
(2)
SMB Private Education
Loan Trust 2024-
A A1A, 5.240%,
03/15/2056 1,946,468
0.2
874,000
(2)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 797,672
0.1
1,000,000
(2)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 933,678
0.1
2,795,000
(2)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 2,552,363
0.3
1,398,000
(2)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 1,279,223
0.2
1,468,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 1,342,409
0.2
3,529,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 2,750,576
0.3
2,865,000
(2)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 2,350,209
0.3
22,960,831
2.8
Total Asset-Backed
Securities
(Cost $218,610,459)
208,409,094
25.6
Total Long-Term
Investments
(Cost $809,854,071)
770,364,137
94.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.6%
Commercial Paper : 4.9%
7,200,000
AT&T, Inc.,
6.780
%,
07/09/2024 7,188,016
0.9
5,000,000  Duke Energy Co.,
11.040
%,
07/02/2024 4,996,986
0.6
7,000,000
Exelon Corp.,
6.790
%,
07/09/2024 6,988,338
0.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
5,000,000
HP, Inc.,
6.570
%,
07/11/2024 $ 4,990,148
0.6
6,000,000  Keurig Dr. Pepper, Inc.,
11.040
%,
07/02/2024 5,996,383
0.7
1,000,000  Sherwin-Williams Co.,
16.530
%,
07/01/2024 999,548
0.1
8,800,000
Walmart, Inc.,
16.090
%,
07/01/2024 8,796,132
1.1
Total Commercial Paper
(Cost $39,973,489)
39,955,551
4.9
U.S. Government Agency Obligations : 0.1%
500,000
(6)
Federal Home Loan
Bank Discount Notes,
5.333
%,
07/04/2024
(Cost $499,927)
500,000
0.1
U.S. Treasury Obligations : 0.2%
1,675,000
(6)
United States Treasury
Bill,
2.680
%,
07/02/2024
(Cost $1,674,758)
1,674,755
0.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.4%
2,988,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $2,988,000) $ 2,988,000 0.4
Total Short-Term
Investments
(Cost $45,136,174)
45,118,306
5.6
Total Investments in
Securities
(Cost $854,990,245) $ 815,482,443 100.2
Liabilities in Excess of
Other Assets
(1,451,643) (0.2)
Net Assets $ 814,030,800 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.
(7)
Rate shown is the 7-day yield as of June 30, 2024.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Securitized Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 283,444,918 $ — $ 283,444,918
Commercial Mortgage-Backed Securities — 278,510,125 — 278,510,125
Asset-Backed Securities — 208,409,094 — 208,409,094
Short-Term Investments 2,988,000 42,130,306 — 45,118,306
Total Investments, at fair value $ 2,988,000 $ 812,494,443 $ — $ 815,482,443
Other Financial Instruments+
Futures 881,860 — — 881,860
Total Assets $ 3,869,860 $ 812,494,443 $ — $ 816,364,303
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
U.S. Treasury 2-Year Note 396 09/30/24 $ 80,870,625 $ 252,920
U.S. Treasury 10-Year Note 54 09/19/24 5,939,156 52,253
U.S. Treasury Long Bond 18 09/19/24 2,129,625 24,852
U.S. Treasury Ultra 10-Year Note 170 09/19/24 19,300,312 188,242
U.S. Treasury Ultra Long Bond 118 09/19/24 14,790,563 163,832
$ 123,030,281 $ 682,099
Short Contracts:
U.S. Treasury 5-Year Note (1,040) 09/30/24 (110,841,250) 199,761
$ (110,841,250) $ 199,761
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 12,107,658
Gross Unrealized Depreciation (51,615,460)
Net Unrealized Depreciation $ (39,507,802)